Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity SAI U.S. Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Treasury Bond Index Fund
Class Name	Fidelity® SAI U.S. Treasury Bond Index Fund
Trading Symbol	FUTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 16,425,057,420
Holdings Count | shares	254
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$16,425,057,420
Number of Holdings	254
Portfolio Turnover	39%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 15.0 1 - 1.99% 20.9 2 - 2.99% 15.7 3 - 3.99% 17.5 4 - 4.99% 27.1 5 - 5.99% 1.1 6 - 6.99% 1.9 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 76.8 US Treasury Bonds 22.4 99.2
Fidelity SAI Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Long-Term Treasury Bond Index Fund
Class Name	Fidelity® SAI Long-Term Treasury Bond Index Fund
Trading Symbol	FBLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 3,303,938,491
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$3,303,938,491
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 10.6 2 - 2.99% 40.3 3 - 3.99% 29.8 4 - 4.99% 18.5 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 99.2 99.2
Fidelity Intermediate Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Treasury Bond Index Fund
Class Name	Fidelity® Intermediate Treasury Bond Index Fund
Trading Symbol	FUAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 9,049,221,050
Holdings Count | shares	44
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$9,049,221,050
Number of Holdings	44
Portfolio Turnover	46%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 12.5 1 - 1.99% 20.8 2 - 2.99% 7.2 3 - 3.99% 17.2 4 - 4.99% 40.0 5 - 5.99% 0.1 6 - 6.99% 1.5 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 97.7 US Treasury Bonds 1.6 99.3
Fidelity Short-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Treasury Bond Index Fund
Class Name	Fidelity® Short-Term Treasury Bond Index Fund
Trading Symbol	FUMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 3,384,007,509
Holdings Count | shares	103
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$3,384,007,509
Number of Holdings	103
Portfolio Turnover	40%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 36.4 1 - 1.99% 18.7 2 - 2.99% 11.9 3 - 3.99% 10.7 4 - 4.99% 17.8 5 - 5.99% 1.5 6 - 6.99% 2.2 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 96.6 US Treasury Bonds 2.6 99.2
Fidelity Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Long-Term Treasury Bond Index Fund
Class Name	Fidelity® Long-Term Treasury Bond Index Fund
Trading Symbol	FNBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 4,559,818,465
Holdings Count | shares	85
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$4,559,818,465
Number of Holdings	85
Portfolio Turnover	18%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 16.3 2 - 2.99% 22.9 3 - 3.99% 35.8 4 - 4.99% 24.1 5 - 5.99% 0.2 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 99.3 99.3
Fidelity Series Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Long-Term Treasury Bond Index Fund
Class Name	Fidelity® Series Long-Term Treasury Bond Index Fund
Trading Symbol	FTLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 19,527,574,876
Holdings Count | shares	83
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$19,527,574,876
Number of Holdings	83
Portfolio Turnover	15%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 10.1 2 - 2.99% 38.4 3 - 3.99% 30.9 4 - 4.99% 18.8 5 - 5.99% 0.6 U.S. Treasury Obligations 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 98.8 98.8